Financial Assets at Fair Value Through Profit or Loss - Additional Information (Detail) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2018
Disclosure of fair value measurement of assets [line items]
Reverse repurchase agreements	€ 266		€ 421
Financial liabilities designated as at fair value through profit or loss	59,179	[1]	11,215	[1]	€ 37,161
Loans and receivables [member]
Disclosure of fair value measurement of assets [line items]
Reverse repurchase agreements			2,095
Mandatorily measured at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Reverse repurchase agreements	63,022				€ 54,825
Credit Derivative [member]
Disclosure of fair value measurement of assets [line items]
Notional value of the related credit derivatives	1,364		232
Amount of change in fair value of the credit derivatives attributable to changes in credit risks	(23)		(6)
Change in fair value of the credit derivatives for the current year	17		2
Trading assets [member]
Disclosure of fair value measurement of assets [line items]
Reverse repurchase agreements	€ 12,939		67,138
NN Group N.V. [member]
Disclosure of fair value measurement of assets [line items]
Amount of warrants hold for shares included in other non-trading derivatives			2
Warrants sold	35
Voya Financial Inc., divestment [member]
Disclosure of fair value measurement of assets [line items]
Amount of warrants hold for shares included in other non-trading derivatives			€ 51
Warrants sold	7

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.